Goodwill - Changes in the carrying amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of the year	¥ 449,357
Goodwill arising from the acquisition during the year(Note 4)			¥ 444,086
Impairment	0	$ 0	(34,640)	[1],[2]	¥ 0
Foreign currency translation adjustments	7,619		39,911
Balance at the end of the year	¥ 456,976	$ 64,364	¥ 449,357

[1]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).